Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€) € / $ € / $ € / ¥ item D
Financial risk management and financial instruments
Number of exchange rates used for CFaR approach | item	50
Number of trading days in interval for CFaR approach | D	21
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 1,214,115
CFaR	36,997
AUD
Financial risk management and financial instruments
Notional amount	€ 221,694
Average hedging rate | € / $	1.5700
CNY
Financial risk management and financial instruments
Notional amount	€ 186,980
Average hedging rate | € / ¥	7.0425
USD
Financial risk management and financial instruments
Notional amount	€ 799,235
Average hedging rate | € / $	1.0775